Reversal of (provision for) credit loss allowance - Summary of provision for allowance for credit loss on financial assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Provision for allowance for credit loss [Line Items]
Allowance provided for credit loss	₩ (984,234)	₩ (1,382,179)	₩ (980,692)
Allowance provided (reversed) for credit loss	(974,685)	(1,382,179)	(980,692)
Loans at amortized cost net category
Provision for allowance for credit loss [Line Items]
Provision for (reversal of) allowance	(907,070)	(1,290,695)	(910,898)
Others
Provision for allowance for credit loss [Line Items]
Provision for (reversal of) allowance	(52,162)	(33,785)	(33,945)
Securities at fair value through other comprehensive income
Provision for allowance for credit loss [Line Items]
Provision for (reversal of) allowance	(19,697)	(3,829)	(5,787)
Unused credit line and financial guarantee
Provision for allowance for credit loss [Line Items]
Provision for (reversal of) allowance	0	(52,795)	(29,519)
Allowance provided (reversed) for credit loss	9,549	0	0
Securities at amortized cost
Provision for allowance for credit loss [Line Items]
Provision for (reversal of) allowance	₩ (5,305)	₩ (1,075)	₩ (543)